Trade payables and other liabilities - Summary of Change in Carrying Value of the Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
As at 1 January	$ 11	$ 6
Change in fair value	(3)	5
As at 31 December	$ 8	$ 11